Share-Based and Other Compensation Plans - Anti-Dilution Option Activity (Detail) - Anti-Dilution Option Grants [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of Stock Options
Outstanding, beginning of year | shares	2,016
Exercised | shares	0
Expired | shares	0
Outstanding, end of year | shares	2,016
Exercisable, end of year | shares	2,016
Weighted Average Exercise price
Outstanding, beginning of year | $ / shares	$ 18
Exercised | $ / shares	18.00
Expired | $ / shares	18.00
Outstanding, end of year | $ / shares	18.00
Exercisable at December 31, 2015 | $ / shares	$ 18.00
Weighted Average remaining contractual term
Outstanding, end of year	6 years 1 month 6 days
Exercisable at December 31, 2015	6 years 1 month 6 days
Aggregate intrinsic value
Outstanding, end of year | $	$ 0
Exercisable at December 31, 2015 | $	$ 0